NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
NET LOSS PER SHARE
Schedule of basic and diluted net loss per shares

Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	Year Ended December 31,
	2025	2024	2023
Numerator:
Net loss from continuing operations	$(88,340)	$(49,696)	$(82,217)
Less: net loss attributable to redeemable noncontrolling interests	(42,071)	—	—
Net loss from continuing operations attributable to NovaBridge	(46,269)	(49,696)	(82,217)
Net gain (loss) from discontinued operations attributable to NovaBridge	—	27,466	(125,512)
Net loss attributable to NovaBridge	$(46,269)	$(22,230)	$(207,729)

Denominator:
Denominator for basic and diluted income (loss) per share calculation- weighted average number of common shares outstanding	220,258,932	186,728,372	191,423,850

Net loss per share from continuing operations attributable to NovaBridge - basic and diluted	$(0.21)	$(0.27)	$(0.43)
Net gain (loss) per share from discontinued operations attributable to NovaBridge - basic and diluted	$—	$0.15	$(0.66)
Net loss per share attributable NovaBridge - basic and diluted	$(0.21)	$(0.12)	$(1.09)

Schedule of potentially dilutive securities that have not been included in the calculation of diluted net loss per share	The effects of all outstanding RSUs and stock options have been excluded from the computation of diluted loss per share for the years ended December 31, 2025, 2024 and 2023 as their effects would be anti-dilutive to the control number. The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	Year Ended December 31,
	2025	2024	2023
RSUs	5,259,065	5,377,416	1,543,009
Stock options	28,357,355	12,082,166	617,707